Commitment and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Commitment and Contingencies
Commitments and Contingencies Disclosure

7.   COMMITMENTS AND CONTINGENCIES

The Company has a royalty commitment on claims purchased from the Anderson family. The Company is obligated to pay 2% of gold it mines from these claims to the Anderson partnership. The Company may, at its election, purchase the royalty from the Anderson Partnership no later than June 23, 2013 for a payment of $250,000.  If the Company elects to purchase the royalty once notice has been given, payment is due within 30 days.

During 2009 and 2010 the Company engaged in permitted open pit mining operations on Little Squaw Creek. The Small Mines permit on Little Squaw Creek restricts ground disturbance to a total maximum of ten acres and requires a specified reclamation plan for the disturbed area to be completed prior to additional acreage being disturbed. Reclamation bonding is mandatory for mines involving ground disturbances of more than five acres. The Company’s mining operations, including all associated infrastructures, have to-date disturbed approximately forty-six acres. The Company participates in the State Wide Bonding Pool for small miners, and has posted bonds for twenty acres of disturbance. Consequently, the Company is currently not in compliance with its Small Mines permit for Little Squaw Creek. The Company intends to achieve mining permit compliance by getting the Small Mines permit upgraded to, or re-issued as, an Individual Permit, which is required for all mining operations covering more than ten acres. An Individual Permit allows for as much mining ground disturbance as needed but the application process is more costly and time consuming and there is no guarantee that the Company will be granted an Individual Permit. The Company does not anticipate incurring any penalty for no longer being in compliance with the Small Mines permit. However, further expansion of Little Squaw Creek will be delayed until the Company obtains an Individual Permit. Until the Company obtains an Individual Permit for the Little Squaw Creek, the Company’s ability to produce gold at Little Squaw Creek will be restricted. This could impact the 2012 mining season.

11. COMMITMENTS AND CONTINGENCIES

The Company has a royalty commitment on claims purchased from the Anderson family. The Company is obligated to pay 2% of gold it mines from these claims to the Anderson partnership. For the 2010 mining season the Company owed the Andersons 4.55 ounces of alluvial gold, which the Company had in inventory and delivered to the Andersons in 2011. The Company may, at its election, purchase the royalty from the Anderson Partnership no later than June 23, 2013 for a payment of $250,000. If the Company elects to purchase the royalty once notice has been given, payment is due within 30 days.

During 2009 and 2010 the Company engaged in permitted open pit mining operations on Little Squaw Creek. The Small Mines permit on Little Squaw Creek restricts ground disturbance to a total maximum of ten acres and requires a specified reclamation plan for the disturbed area to be completed prior to additional acreage being disturbed. Reclamation bonding is mandatory for mines involving ground disturbances of more than five acres. The Company’s mining operations, including all associated infrastructures, have to-date disturbed approximately forty-six acres. The Company participates in the State Wide Bonding Pool for small miners, and has posted bonds for twenty acres of disturbance. Consequently, the Company is currently not in compliance with its Small Mines permit for Little Squaw Creek. The Company intends to achieve mining permit compliance by getting the Small Mines permit upgraded to, or re-issued as, an Individual Permit, which is required for all mining operations covering more than ten acres. An Individual Permit allows for as much mining ground disturbance as needed but the application process is more costly and time consuming and there is no guarantee that the Company will be granted an Individual Permit. The Company does not anticipate incurring any penalty for no longer being in compliance with the Small Mines permit. However, further expansion of Little Squaw Creek will be delayed until the Company obtains an Individual Permit. Until the Company obtains an Individual Permit for the Little Squaw Creek, the Company’s ability to produce gold at Little Squaw Creek will be restricted. This could impact the 2012 mining season.